Loans - Loan portfolio (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 851,853	$ 806,767
Securitised loans	5,195	5,185
Assets pledged for the covered bond programs	35,106	42,228
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	856,362	811,335
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(4,509)	(4,568)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	749,537	708,928
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	518,654	503,271
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	9,043	10,174
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	221,840	195,483
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	94,269	94,597
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	62,672	62,484
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	1,043	1,058
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	30,554	31,055
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	12,556	7,810
Parent Entity
Loan portfolio, disaggregated by location of booking office and product type
Loans	755,112	710,043
Securitised loans	5,988	6,054
Assets pledged for the covered bond programs	29,762	36,825
Parent Entity | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	759,080	713,981
Parent Entity | Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(3,968)	(3,938)
Parent Entity | Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	746,884	706,486
Parent Entity | Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	518,654	503,270
Parent Entity | Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	9,043	10,174
Parent Entity | Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	219,187	193,042
Parent Entity | New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	436	306
Parent Entity | New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	436	306
Parent Entity | Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 11,760	$ 7,189